Basis of Presentation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Basis of presentation and summary of significant accounting policies

2. Basis of presentation and summary of significant accounting policies:

(a)	Basis of presentation:

The accompanying financial statements of the Company are presented in U.S. dollars (“USD”) and prepared on a going concern basis in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the Securities and Exchange Commission (“SEC”).

(b)	Emerging Growth Company:

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected to not opt out of such extended transition period.

(c)	Period of operations:

The Company was incorporated on October 2, 2025. Accordingly, the financial statements presented herein, specifically the statement of operations and comprehensive loss, statement of changes in shareholders’ equity, and statement of cash flows, reflect the results of operations and cash flows for the initial period from October 2, 2025 (Inception) through December 31, 2025.

The balance sheet reflects the financial position of the Company as of December 31, 2025. Because this is the Company’s initial period of operations, there are no comparative prior-period financial statements presented.

(d)	Cash:

Cash is comprised of cash on hand.

(e)	Income taxes:

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the estimated future tax consequences of events that have been included in the financial statements or in the Company’s tax returns. Under this method, deferred tax assets and liabilities are recognized for temporary differences between the carrying amounts in the financial statements and the tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which they are expected to be realized or settled. Deferred tax assets are evaluated for future realization and reduced by a valuation allowance to the amount that is more likely than not to be realized. Factors considered when assessing the likelihood of future realization of deferred tax assets include the Company’s recent net loss experience and expectations of future earnings, capital gains and investments in the applicable jurisdiction, carryforward periods available for tax reporting purposes, among others.

The Company evaluates tax positions taken or expected to be taken in the course of preparing tax returns and applies a two-step approach in recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the available evidence indicates that it is more likely than not that the position will be sustained upon examination by the applicable tax authority. The second step, for those tax positions that meet the recognition criteria, is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement.

(f)	Net loss per share:

Basic net loss per share is computed by dividing the net loss available to common shareholders by the weighted average number of common shares outstanding during each period.

(g)	Foreign currency translation and transactions:

The Company’s functional and reporting currency is the U.S. dollar. Monetary assets and liabilities that are denominated in a currency other than the Company’s functional currency are translated into the functional currency using the exchange rates in effect as of the balance sheet dates, and revenues and expenses are translated at the exchange rates prevailing when the transactions occurred. Gains and losses resulting from translation are recognized in other income (expense), net in the statements of operations and comprehensive loss in the period in which they arise. Non-monetary assets and liabilities are translated at historical exchange rates.

(h)	Fair value measurement:

Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. In determining fair value, the use of various valuation methodologies, including market, income and cost approaches is permissible. The inputs to these methodologies consider market comparable information, taking into account the data when available.

There are three levels of inputs that may be used to measure fair value based on the reliability of inputs, and a financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement:

●	Level 1: Quoted market prices in active markets that the reporting entity has the ability to access at the date of the fair value measurement.

●	Level 2: Inputs other than quoted market prices described in Level 1 that are observable for the asset or liability, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

●	Level 3: Unobservable inputs that are supported by little or no market activity and that are significant to the fair value measurement of the assets or liabilities.